Money Market Obligations Trust
Federated Automated Cash Management Trust
Federated Master Trust
Federated Money Market Management
Federated Prime Cash Obligations Fund
Federated Prime Management Obligations Fund
Federated Prime Obligations Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO PROSPECTUSES DATED september 30, 2013
Under the heading entitled, “What are the Fund's Principal Investments?” in the sub-section “INVESTMENT RATINGS,” please add the following as the final sentence:
“If a security is downgraded below the highest short-term rating category by one or more NRSROs, the Adviser will reevaluate the security, but will not be required to sell it.”
December 9, 2013
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451977 (12/13)
Money Market Obligations Trust
Federated Automated Cash Management Trust
Federated Master Trust
Federated Money Market Management
Federated Prime Cash Obligations Fund
Federated Prime Management Obligations Fund
Federated Prime Obligations Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED september 30, 2013
Under the heading entitled, “Securities in Which the Fund Invests,” in the sub-section “INVESTMENT RATINGS” please add the following as the final sentence of the first paragraph:
“If a security is downgraded below the highest short-term rating category by one or more NRSROs, the Adviser will reevaluate the security, but will not be required to sell it.”
December 9, 2013
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451976 12/13